Liabilities for Uncertain Tax Positions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Beginning Balance	$ 2,254	$ 3,241
Additions based on tax positions related to the current year	33	192
Decreases in unrecognized tax benefits acquired or assumed in business combinations	(207)	(163)
Reductions for tax positions from prior years	0	(1,016)
Settlements	0	0
Ending Balance	$ 2,080	$ 2,254